Baird MidCap Fund
Schedule of Investments, September 30, 2020 (Unaudited)
			% of
	Shares	Value	Net Assets
Common Stocks

Aerospace & Defense
HEICO Corp.	233,204	$24,407,131	1.2%
Mercury Systems, Inc. (1)	277,335	21,482,369	1.1%
		45,889,500	2.3%
Banks
Pinnacle Financial Partners, Inc.	448,382	15,957,915	0.8%
Biotechnology
BioMarin Pharmaceutical, Inc. (1)	164,371	12,505,346	0.6%
Building Products
Trex Co, Inc. (1)	508,602	36,415,903	1.9%
Capital Markets
MarketAxess Holdings, Inc.	69,234	33,342,402	1.7%
Commercial Services & Supplies
Copart, Inc. (1)	395,439	41,584,365	2.1%
Distributors
Pool Corp.	169,512	56,708,545	2.9%
Electrical Equipment
Generac Holdings, Inc. (1)	218,449	42,300,464	2.2%
Rockwell Automation, Inc.	107,088	23,632,180	1.2%
		65,932,644	3.4%
Electronic Equipment, Instruments & Components
CDW Corp.	337,422	40,332,052	2.1%
Keysight Technologies, Inc. (1)	408,391	40,340,863	2.1%
		80,672,915	4.2%
Entertainment
Take-Two Interactive Software, Inc. (1)	208,101	34,382,447	1.8%
Food Products
Lamb Weston Holdings, Inc.	495,050	32,806,964	1.7%
Health Care Equipment & Supplies
Align Technology, Inc. (1)	126,850	41,525,616	2.1%
Cooper Cos., Inc.	111,094	37,452,009	1.9%
DexCom, Inc. (1)	89,463	36,879,333	1.9%
IDEXX Laboratories, Inc. (1)	123,712	48,632,424	2.5%
Insulet Corp. (1)	182,197	43,105,988	2.2%
ResMed, Inc.	208,635	35,766,298	1.8%
		243,361,668	12.4%
Health Care Technology
Veeva Systems, Inc. (1)	152,955	43,009,416	2.2%
Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc. (1)	40,874	50,835,403	2.6%
Household Durables
DR Horton, Inc.	263,389	19,920,110	1.0%
Insurance
Arthur J Gallagher & Co.	315,723	33,334,034	1.7%
IT Services
Broadridge Financial Solutions, Inc.	152,354	20,110,728	1.0%
EPAM Systems, Inc. (1)	177,457	57,368,299	2.9%
Euronet Worldwide, Inc. (1)	245,622	22,376,164	1.1%
Jack Henry & Associates, Inc.	109,358	17,780,517	0.9%
VeriSign, Inc. (1)	132,592	27,161,471	1.4%
		144,797,179	7.3%
Life Sciences Tools & Services
ICON PLC (1)(2)	222,655	42,547,144	2.2%
Repligen Corp. (1)	195,817	28,890,840	1.5%
		71,437,984	3.7%
Machinery
Graco, Inc.	521,755	32,009,669	1.6%
IDEX Corp.	180,928	33,003,077	1.7%
		65,012,746	3.3%
Media
Cable One, Inc.	20,697	39,022,745	2.0%
Pharmaceuticals
Catalent, Inc. (1)	503,862	43,160,819	2.2%
Jazz Pharmaceuticals PLC (1)(2)	142,072	20,258,046	1.0%
		63,418,865	3.2%
Professional Services
CoStar Group, Inc. (1)	26,104	22,149,505	1.1%
TransUnion	448,449	37,728,014	1.9%
Verisk Analytics, Inc.	195,015	36,138,230	1.9%
		96,015,749	4.9%
Road & Rail
J.B. Hunt Transport Services, Inc.	149,416	18,883,194	1.0%
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc.	380,551	39,105,421	2.0%
Monolithic Power Systems, Inc.	190,743	53,333,650	2.7%
		92,439,071	4.7%
Software
Alteryx, Inc. (1)	240,214	27,276,300	1.4%
ANSYS, Inc. (1)	61,177	20,018,950	1.0%
Aspen Technology, Inc. (1)	263,848	33,400,519	1.7%
Paycom Software, Inc. (1)	117,211	36,487,784	1.9%
PTC, Inc. (1)	280,005	23,162,014	1.2%
Qualys, Inc. (1)	195,441	19,155,172	1.0%
RealPage, Inc. (1)	452,121	26,060,254	1.3%
Synopsys, Inc. (1)	279,137	59,729,735	3.1%
Tyler Technologies, Inc. (1)	93,535	32,602,560	1.7%
		277,893,288	14.3%
Specialty Retail
Burlington Stores, Inc. (1)	176,055	36,283,175	1.9%
Five Below, Inc. (1)	314,936	39,996,872	2.0%
Floor & Decor Holdings, Inc. (1)	258,310	19,321,588	1.0%
O'Reilly Automotive, Inc. (1)	100,212	46,205,749	2.4%
Tractor Supply Co.	208,702	29,915,345	1.5%
		171,722,729	8.8%
Trading Companies & Distributors
Fastenal Co.	557,607	25,142,500	1.3%
Total Common Stocks		1,912,445,627	97.8%
(Cost $1,192,209,691)

Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.07% (3)	70,837,556	70,837,556	3.6%
Total Short-Term Investment		70,837,556	3.6%
(Cost $70,837,556)
Total Investments		1,983,283,183	101.4%
(Cost $1,263,047,247)
Liabilities in Excess of Other Assets		(26,775,436)	(1.4)%
TOTAL NET ASSETS		$1,956,507,747	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird MidCap Fund
Schedule of Investments, September 30, 2020 (Unaudited)
Summary of Fair Value Exposure at September 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,912,445,627	$–	$–	$1,912,445,627
Total Equity	1,912,445,627	–	–	1,912,445,627
Short-Term Investment
Money Market Mutual Fund	70,837,556	–	–	70,837,556
Total Short-Term Investment	70,837,556	–	–	70,837,556
Total Investments*	$1,983,283,183	$–	$–	$1,983,283,183

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.